STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			30 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended							12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	25 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Nov. 30, 2015	Oct. 31, 2013	Jan. 31, 2013 Warrant agreement amendment [Member]	Jun. 30, 2013 Common stock and warrants [Member]	Mar. 31, 2013 Common stock and warrants [Member]	Dec. 31, 2010 Common stock and warrants [Member]	Jan. 31, 2012 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 30, 2013 Warrants Transaction One [Member]	Mar. 31, 2013 Warrants Transaction One [Member]	Aug. 31, 2012 Warrants Transaction One [Member]	Feb. 29, 2012 Warrants Transaction One [Member]	Sep. 30, 2011 Warrants Transaction One [Member]	Apr. 30, 2010 Warrants Transaction One [Member]	Jun. 30, 2009 Warrants Transaction One [Member]	Dec. 31, 2010 Warrants Transaction One [Member]	Dec. 31, 2009 Warrants Transaction One [Member]	Mar. 31, 2013 Warrants Transaction Two [Member]	Aug. 31, 2012 Warrants Transaction Two [Member]	Sep. 30, 2011 Warrants Transaction Two [Member]	Dec. 31, 2010 Warrants Transaction Two [Member]	Dec. 31, 2010 Unit Components [Member]	Jun. 30, 2013 Institutional Investor [Member]	Jun. 30, 2013 Institutional Investor [Member]	Jun. 30, 2013 Institutional Investor [Member]	Mar. 31, 2013 March 2013 New Employee [Member]	Jun. 30, 2013 March 2013 New Employee [Member]	Jun. 30, 2013 March 2013 New Employee [Member]	May 31, 2013 May 2013 New Employee 1 [Member]	Jun. 30, 2013 May 2013 New Employee 1 [Member]	May 31, 2013 May 2013 New Employee 2 [Member]	Jun. 30, 2013 May 2013 New Employee 2 [Member]	Aug. 31, 2013 August 2011 New Employee [Member]	Aug. 31, 2011 August 2011 New Employee [Member]	Jun. 30, 2013 August 2011 New Employee [Member]	Dec. 31, 2012 August 2011 New Employee [Member]	Dec. 31, 2011 August 2011 New Employee [Member]	Jul. 31, 2013 August 2012 New Employee [Member]	Aug. 31, 2012 August 2012 New Employee [Member]	Jun. 30, 2013 August 2012 New Employee [Member]	Dec. 31, 2012 August 2012 New Employee [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through warrant	600,000							400,000	178,750					414,000						464,000
Exercise price of warrants	0.73							0.73	1.25											0.34
Fair value of warrant	$ 976,193																			$ 391,342
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes																Black-Scholes											Black-Scholes			Black-Scholes		Black-Scholes			Black-Scholes					Black-Scholes
Consulting expense					976,193
Shares rescinded/forfeited								200,000																														62,500					31,250
Warrant expiration date			Sep. 30, 2013					Oct. 31, 2013							Jun. 30, 2013	Mar. 31, 2013		Sep. 30, 2012			Sep. 30, 2011		Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant expiration extention															3 months	6 months		1 year
Warrant expiration date, number of shares									143,750						335,000
Stock issued to purchase common stock, warrants and monetary compensation											1,500,000
Number of shares purchased										12,500		40,000	375,000	20,000			20,000		10,000		156,250					218,750		200,000	1,628,386	5,352,671
Proceeds from issuance of common stock and warrants										15,625	1,500,000	50,000		6,900			6,900		3,450									170,000	1,800,000	6,849,998
Number of units offered (upper limit)																											30
Price per unit													1.25														50,000
Number of shares comprising unit																											50,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)						20,000,000	20,000,000
Common stock issued to institutional investor as commitment fee, shares				150,830																									27,153	103,330
Common stock issued to institutional investor as commitment fee		170,000		162,896																									34,274	168,556
Common stock reserved for additional commitment fees to the institutional investor				301,659																								400,000		198,329
Option granted, shares (upper limit)																															75,000		75,000	10,000	10,000	100,000	100,000		150,000	150,000				50,000	50,000
Option granted, purchase price																															$ 1.16			$ 1.03		$ 1.00			$ 1.01					$ 0.93
Option granted, value																															81,076			9,574		80,824			123,241					37,486
Option granted, expiration date																				5 years											10 years			10 years		10 years			5 years					5 years
Vesting immediately																				46,400
Option granted, number of shares vesting in installments																				23,200											9,375			1,250		25,000			12,500					6,250
Frequency of vesting installments																				Monthly											Quarterly			Quarterly		August 1, 2013, October 1, 2013 and quarterly thereafter			Quarterly					Every three months
Beginning date of shares vesting																																							Nov. 01, 2011
Vesting period																				18 months																			3 years
Stock option expense																					$ 213,459	$ 177,883										$ 10,107	$ 13,550		$ 800		$ 11,809			$ 20,353	$ 41,156	$ 17,204			$ 9,295	$ 7,137